TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Accrued expenses	$ 8,977	$ 7,076
Trade payables	9,481	7,689
Other payables	1,985	1,277
Total	$ 20,443	$ 16,042